Restructuring and Related Activities	3 Months Ended
Mar. 31, 2026
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure
Note 14. Restructuring costs
During the years ended December 31, 2025 and 2024, the Company initiated certain restructuring activities for some parts of its operations, as part of aligning the business to the Company's growth strategy and streamlining the organization for improved efficiency. In connection with these activities, certain operations were discontinued, and others were divested. These restructuring activities include global workforce reduction, employees related expenses, impairment charges to fixed assets, inventory write-off and other charges.
During the three months ended March 31, 2026 and 2025, the Company recorded the following activity related to the restructuring activities in accrued expenses and other current liabilities on the balance sheet:

	Three Months Ended March 31,
	2026	2025
	(U.S. $ in thousands)
Accrued expenses and other current liabilities as of January 1,	$1,992	$3,859
Restructuring charges and exchange rate impact	14	386
Cash payments	(625)	(704)
Accrued expenses and other current liabilities as of March 31,	$1,381	$3,541
Includes $1.2 million of restructuring-related activity in other long term liabilities in the Company's consolidated Balance Sheet as of March 31, 2026.
During the three months ended March 31, 2026 and 2025 the Company recognized the following restructuring charges, related to the restructuring activities:

	Three Months Ended March 31,
	2026	2025
	(U.S. $ in thousands)
Cost of revenues	$84	$—
Research and development, net	—	366
Selling, general and administrative	—	20
Total restructuring charges	$84	$386
The Company substantially completed the implementation of its restructuring activities by December 31, 2025.